RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Promissory Note

See Note 4 for a discussion of the related party promissory note receivable entered into with an affiliated entity in May 2025.

Refundable Capital Contribution

During the quarter ended September 30, 2025, the Company made capital contributions of $2,660,000 to AIIA Sponsor Ltd. (“Sponsor”), which serves as the sponsor of AI Infrastructure Acquisition, Corp. (“AIIA”), in exchange for ordinary shares and preference shares of Sponsor. AIIA a special purpose acquisition company that after completing its initial public offering intends to focus on opportunities with companies and/or strategic assets in high-impact private technology companies advancing artificial intelligence and machine learning capabilities, as well as those involved in building, operating, or enabling next-generation data center infrastructure. Sponsor was founded and organized by certain of the Company’s executive officers and directors, who also serve as officers or directors of AIIA, with capital commitments from Sponsor’s founders and the Company. The Company’s contribution represented a 49.9% interest in the Sponsor and was refundable in full if the AIIA offering was not successfully completed by October 31, 2025.

The offering closed on October 6, 2025. Refer to further disclosure in Note 11.

NOTE 7 – RELATED PARTY TRANSACTIONS

See Note 4 for a discussion of the Bridge Agreement entered into with related parties.

See Note 5 for a discussion of the related party Settlement Agreement and Engagement Letter entered into with Maxim.

See Note 5 for a discussion of the related party Settlement Agreement entered into with Sponsor.

See Note 6 for a discussion of related party Placement Agent Agreement with Maxim.